Related Party Transactions (FY) (Details) $ / shares in Units, $ in Thousands															3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 25, 2025 USD ($) grantee shares	Feb. 26, 2025 grantee shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) director	Dec. 31, 2024 USD ($) grantee	Dec. 09, 2024 shares	Dec. 09, 2024 USD ($)	Dec. 09, 2024 director	Dec. 09, 2024 grantee	Mar. 22, 2024 shares	Mar. 22, 2024 USD ($)	Mar. 22, 2024 director	Mar. 22, 2024 grantee	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Oct. 01, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Mar. 31, 2021 $ / shares shares
Related Party Transaction [Line Items]
Stock options granted (in shares) | shares		140,000					975,409
Accounts payable			$ 3,248	$ 3,248	$ 3,248	$ 3,248									$ 3,710	$ 3,248			$ 3,710			$ 3,248
Due from related parties			4,536	4,536	4,536	4,536									4,188	4,536			4,188			$ 4,536	$ 2,602
Revenue															476	456	$ 223		700	$ 447	$ 764		1,117
Non-controlling interest acquired																4,129	7,348	$ 3,503			13,921		337
Management fees - related party
Related Party Transaction [Line Items]
Revenue																223					669		892
RSUs
Related Party Transaction [Line Items]
Awards granted (in shares) | shares	111,525
Grant date fair value	$ 600
Number of grantees | grantee	5
Stock options
Related Party Transaction [Line Items]
Grant date fair value								$ 6,468
Number of grantees | grantee		2
SARs
Related Party Transaction [Line Items]
Awards granted (in shares) | shares																						30,000
Related party
Related Party Transaction [Line Items]
Accounts payable			$ 0	0	$ 0	$ 0										0						$ 0	347
Transactions with Directors | Related party
Related Party Transaction [Line Items]
Stock options granted (in shares) | shares							590,163
Number of grantees					4	4			8	8			1	1
Transactions with Directors | Related party | Class C units
Related Party Transaction [Line Items]
Grant date fair value												$ 441
Shares issued in period (in shares) | shares											100,000
Transactions with Directors | Related party | RSUs
Related Party Transaction [Line Items]
Awards granted (in shares) | shares	111,525						1,246,722
Grant date fair value	$ 600							15,210
Number of grantees | grantee	5
Transactions with Directors | Related party | Stock options
Related Party Transaction [Line Items]
Grant date fair value								$ 3,913
Transactions with Directors | Related party | SARs
Related Party Transaction [Line Items]
Awards granted (in shares) | shares			200,000
Grant date fair value				7,820
Transactions with Innventure1 | Related party
Related Party Transaction [Line Items]
Accounts payable																							53
Transactions with the ESG Fund
Related Party Transaction [Line Items]
Related party transaction																105					50		48
Transactions with the ESG Fund | Related party
Related Party Transaction [Line Items]
Accounts payable																							294
Due from related parties			$ 64	64	$ 64	$ 64										64						$ 64	$ 2
Purchase option (in shares) | shares																								145,161
Purchase option, price (in usd per share) | $ / shares																								$ 1
Noncontrolling interest sold (in shares) | shares																							23,712
Non-controlling interest acquired																							$ 104
Transactions with the ESG Fund | Related party | Management fees - related party
Related Party Transaction [Line Items]
Revenue															$ 195	196	$ 196		$ 391	$ 393	588		789
Transactions with the ESG Fund | Related party | Minimum
Related Party Transaction [Line Items]
Management fee percentage																			1.00%			1.00%
Transactions with the ESG Fund | Related party | Maximum
Related Party Transaction [Line Items]
Management fee percentage																			2.00%			2.00%
Transactions with AeroFlexx | Related party
Related Party Transaction [Line Items]
Related party transaction																27					$ 84		116
Due from related parties			$ 97	$ 97	$ 97	$ 97										$ 97						$ 97	$ 0